Equity Awards and Warrants	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Equity Awards and Warrants
Equity Awards and Warrants

Note 5. Equity Awards and Warrants

Liability-classified equity instruments

During April and May 2023, the Company sold Placement Agent Notes through a placement agent. See Note 4, Convertible Instruments and Accrued Interest – Placement Agent Notes. The Company agreed to issue warrants to the placement agent as part of the issuance costs with an exercise price that was not determined until the final closing date. As the exercise price of the warrants was to be fixed based on the final terms of the offering, the Company accounted for the warrants as a liability-classified warrant beginning on the initial closing date until the final closing date. The value of the warrants at May 31, 2023, was recorded as a derivative liability on the balance sheet, and the change in the fair value of the warrants was recorded as a gain or loss on derivatives. On June 23, 2023, the final closing of the Placement Agent Notes occurred, and the fair value of the warrants became equity classified.

On July 31, 2023, the Placement Agent Notes were converted into units that had similar terms to units being offered in a private placement of shares and warrants through a placement agent. See Private placement of common stock and warrants through placement agent below. As the unit price was not determinable until the final closing date of the subsequent private placement, the units related to the conversion of the Placement Agent Notes were recorded as a liability and at fair value. On October 23, 2023, the private placement was concluded, which finalized the unit purchase price at $0.16, and the fair value of the units became equity-classified.

During November 2023, in connection with the issuance of the Short-term Notes as described in Note 4, Convertible Instruments and Accrued Interest – Short-term Notes, the Company agreed to issue warrants to the placement agent as part of the issuance costs, with the ultimate number of warrants and exercise price to be determined as of the final closing date of a private placement of common stock and warrants through a placement agent that commenced in December 2023. As the number of warrants and the exercise price of the warrants will be variable until the final closing date, the Company accounted for the warrants as a liability-classified warrant beginning on the initial closing date until the final closing date. The value of the warrants was recorded as a derivative liability on the balance sheet, and the change in the fair value of the warrants is recorded as a gain or loss on derivatives.

In accordance with the prescribed accounting guidance, the Company measured fair value of liability-classified equity instruments using fair value hierarchy which include:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2.

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.

Level 3.

Unobservable inputs to the valuation methodology are significant to the measurement of the fair value of assets or liabilities. These Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that the Company was unable to corroborate with observable market data.

The table below presents a reconciliation of the beginning and ending balances for liabilities measured at fair value as of May 31, 2023, and November 30, 2023:

(in thousands)	Derivative liability
Balance at May 31, 2023	$79
Value upon notes converted to units in the private offering	4,379
Warrants classified as equity during quarter	(79)
Gain on derivative due to change in fair market value	(4)
Balance at August 31, 2023	$4,375
Value upon liability-classified equity instruments reclassified to equity	(4,393)
Warrants classified as a liability during quarter	34
Loss on derivative due to change in fair market value	17
Balance at November 30, 2023	$33

The Company used a Black-Scholes valuation model to estimate the value of the liability-classified warrants using assumptions presented in the table below. The Black-Scholes valuation model was used because management believes it reflects all the assumptions that market participants would likely consider in negotiating the transfer of the warrant. The Company’s derivative liability is classified within Level 3.

	Placement	Note conversion	Placement Agent	Note conversion	Note conversion	Placement Agent	Placement Agent
	Agent warrants	warrants on	warrants at	warrants at	warrants at	warrants at	warrants at
	at May 31, 2023	conversion date	equity classification	August 31, 2023	equity classification	issuance	November 30, 2023
Fair value of underlying stock	$ 0.26	$ 0.21	$ 0.27	$ 0.21	$ 0.17	$ 0.18	$ 0.17
Risk free rate	3.64%	4.18%	3.74%	4.23%	4.81%	4.42%	4.37%
Expected term (in years)	10.00	5.00	10.00	5.00	5.00	10.00	10.00
Stock price volatility	97.90%	124.55%	97.45%	124.06%	124.70%	95.82%	95.82%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Equity Incentive Plan (“EIP”)

As of November 30, 2023, the Company had one active stock-based equity plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “EIP”). As of November 30, 2023 and May 31, 2023, the EIP covered a total of 56.3 million shares of common stock. The Board also made a determination to waive the “evergreen provision” that would have automatically increased the number of shares of common stock subject to the EIP by an amount equal to 1% of the total outstanding shares on June 1, 2023. The EIP provides for awards of stock options to purchase shares of common stock, restricted and unrestricted shares of common stock, restricted stock units (“RSUs”), and performance share units (“PSUs”).

The Company recognizes the compensation cost of employee and director services received in exchange for equity awards based on the grant date estimated fair value of the awards. The Company estimates the fair value of RSUs and PSUs using the value of the Company’s stock on the date of grant. Share-based compensation cost is recognized over the period during which the employee or director is required to provide service in exchange for the award and, as forfeitures occur, the associated compensation cost recognized to date is reversed. For awards with performance-based payout conditions, the Company recognizes compensation cost based on the probability of achieving the performance conditions, with changes in expectations recognized as an adjustment to earnings in the period of change. Any recognized compensation cost is reversed if the conditions ultimately are not met.

Stock-based compensation for the three months ended November 30, 2023 and 2022 was $0.6 million and $1.8 million, respectively, and for the six months ended November 30, 2023 and 2022 was $1.1 million and $3.1 million, respectively. Stock-based compensation is recorded in general and administrative costs.

Stock options

Stock option activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Granted	500	$0.26
Exercised	—	$-
Forfeited, expired, and cancelled	(692)	$1.45
Options outstanding at November 30, 2023	19,631	$0.96	7.46	$—
Options outstanding and exercisable at November 30, 2023	14,187	$1.12	6.93	$—

During the six months ended November 30, 2023 and 2022, stock options for approximately 0.5 million shares and 12.4 million shares, respectively, were granted. The current year options vest when performance conditions are completed. Of the prior year options, 10.9 million options vest over four years, 1.1 million vested over one year, and 0.4 million vested immediately. The Company records compensation expense based on the Black-Scholes fair value per share of the awards on the grant date. The weighted average fair value per share was $0.23 and $0.34 for the six months ended November 30, 2023 and 2022, respectively.

RSUs and PSUs

The EIP provides for equity instruments, such as RSUs and PSUs, which grant the right to receive a specified number of shares over a specified period of time. RSUs and PSUs are service-based awards that vest according to the terms of the grant. PSUs have performance-based payout conditions.

The following table summarizes the Company’s RSU and PSU activity:

	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2023	1,293	$0.58	0.81
RSUs and PSUs granted	—	—
RSUs and PSUs forfeited	(1,293)	0.58
RSUs and PSUs vested	—	—
Unvested RSUs and PSUs at November 30, 2023	—	$—	—

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

Issuance of shares to consultants and employees

The Board has approved the issuance under the EIP of shares of common stock to consultants as payment for services provided. During the six months ended November 30, 2023 and 2022, a total of 1,091,865 and 510,872 shares of common stock, respectively, were issued pursuant to the respective award agreements with the consultants.

In order to preserve cash resources, the Board has approved the issuance under the EIP of shares of common stock as severance payments to former employees. During the six months ended November 30, 2023 and 2022 a total of 153,027 and 460,095 shares of common stock, respectively, were issued as severance.

Private placement of common stock and warrants through placement agent

In July 2023, the Company commenced a private placement of units consisting of common stock and warrants to accredited investors through a placement agent. Each unit sold included a fixed combination of one share of common stock and one warrant to purchase one share of common stock. The purchase price per unit was $0.16, equal to 90% of the intraday VWAP of the common stock as of the last closing on September 27, 2023. From July through September 2023, the Company sold a total of approximately 21.5 million units for a total of approximately $3.0 million of proceeds, net of issuance costs. The Company classified the securities issued in the private placement as a liability until the final close, when it was reclassified as equity. As part of the offering, the Company issued approximately 21.5 million warrants to investors, with each such warrant having a five-year term and an exercise price of $0.50 per share. The warrants were immediately exercisable. In connection with the above, the Company paid the placement agent a total cash fee of approximately $0.4 million, equal to 12% of the gross proceeds of the offering, as well as a one-time fee for expenses of $5,000, and issued to the placement agent and its designees, a total of approximately 3.2 million warrants with an exercise price of $0.16 per share and a ten-year term, representing 15% of the total number of shares of common stock sold in the offering.

Based on contractual payment terms, the private placement transactions above are considered convertible debt instruments prior to final settlement, and the option to enter a final closing that would lower the purchase price is considered a share-settled redemption feature. Therefore, the approximately $0.9 million of cash and non-cash issuance costs associated with such issuances were capitalized and subsequently recognized through the statement of operations as interest expense on the final closing date. As the VWAP of the final closing was lower than the VWAP on the initial closing, the share-settled redemption feature was triggered, and the Company recorded a $2.4 non-cash million loss on note extinguishment.

In addition, approximately $2.3 million principal and interest of the Placement Agent Notes were converted into approximately 14.3 million units with the same terms as described above except for a warrant exercise price of $0.306. See Note 4, Convertible Instruments and Accrued Interest – Placement Agent Notes, and Liability-classified equity instruments above for additional information.

Warrants

Warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Granted	42,019	$0.40
Exercised	(3,000)	$0.10
Forfeited, expired, and cancelled	(5,603)	$0.75
Warrants outstanding at November 30, 2023	293,326	$0.37	4.31	$2,902
Warrants outstanding and exercisable at November 30, 2023	293,326	$0.37	4.31	$2,902

Warrant exercises

During the six months ended November 30, 2023, the Company issued approximately 3.0 million shares of common stock in connection with the exercise of an equal number of warrants. The stated exercise price was $0.10 per share, which resulted in aggregate gross proceeds of approximately $0.3 million.

Note 7. Equity Awards and Warrants

Approval of increase in authorized common stock

On August 31, 2022, at a special stockholders’ meeting, the Company’s stockholders approved a proposal to increase the total number of authorized shares of common stock from 1.0 billion shares to 1.35 billion shares.

Liability classified warrants

From June 24, 2022 through August 31, 2022, the Company had insufficient authorized common stock to reserve for the shares underlying the Surety Backstop warrants and warrants issued to a placement agent in connection with the June 2022 offering (refer to Private Placement of Warrants under Surety Bond Backstop Agreement and Private Placement of Common Stock and Warrants through Placement Agent sections below). After approval by the Company’s stockholders of an increase to the Company’s authorized common stock, on August 31, 2022, sufficient shares were authorized to cover the shares underlying the warrants. Given that the Company did not have a sufficient number of authorized shares for the instruments at the time they were issued, the Company accounted for such warrants issued from June 24, 2022 through August 2022 as liability classified warrants consistent with ASC 815, Derivatives and Hedging.

On December 1, 2022, the Company entered into the second amendment of the Surety Bond Backstop Agreement which included the issuance of a warrant covering up to 7.5 million shares of common stock with an exercise price of $0.10 per share, with the ultimate number of shares to be covered by the second warrant to be calculated based on a formula relating to how quickly the Company relieved the balance of cash collateral pledged by the Indemnitors (refer to Private Placement of Warrants under Surety Bond Backstop Agreement section below). On February 28, 2023, the warrant was determined to cover 7.5 million shares of common stock. As the settlement amount of shares of common stock underlying the warrant was variable, the Company accounted for such warrant as a liability classified warrant consistent with ASC 815, Derivatives and Hedging, until the number of shares underlying the warrant was determined, at which point the warrant became equity classified.

During April and May 2023, the Company sold Placement Agent Notes through a placement agent. See Note 6, Convertible Instruments and Accrued Interest – Placement Agent Notes. The Company agreed to issue warrants to the placement agent as part of the issuance costs with an exercise price that was not determined until the final closing date. As the exercise price determination was contingent on a future financing closing, the Company accounted for the warrants as a liability classified warrant as of May 31, 2023. The value of the warrants at May 31, 2023 is recorded as a derivative liability on the balance sheet, and the change of the fair value of the warrants is recorded as a loss on derivatives.

In accordance with the prescribed accounting guidance, the Company measured fair value of liability classified warrants using fair value hierarchy included in Note 2, Summary of Significant Accounting Policies – Fair Value of Financial Instruments.

As of May 31, 2023, in accordance with ASC 815, Derivatives and Hedging, the Company reclassified warrants to equity when the warrants no longer qualified as liabilities. The Company recorded a loss on derivatives of approximately $8.8 million in the fiscal year ended May 31, 2023, due to change in fair market value of the liability classified warrants. The table below presents a reconciliation of the beginning and ending balances for liabilities measured at fair value as of May 31, 2022, and during the fiscal year ended May 31, 2023:

(in thousands)	Liability Classified Warrants
Balance at May 31, 2022	$—
Classified as liability	16,664
Reclassified as equity	(25,335)
Loss on derivative due to change in fair market value	8,750
Balance at May 31, 2023	$79

The Company used a Black-Scholes valuation model to estimate the value of the liability classified warrants using assumptions presented in the table below. The Black-Scholes valuation model was used because management believes it reflects all the assumptions that market participants would likely consider in negotiating the transfer of the warrant. The Company’s derivative liability is classified within Level 3.

Black-Scholes inputs for warrants that have been reclassified as equity as of May 31, 2023:

	Initial Fair Market Value at Issuance				Fair Market Value at Equity Classification
	Backstop	Backstop	Placement	Backstop	Backstop	Backstop	Placement	Backstop
	Warrant #1	Warrant #2	Agent Warrants	Warrant #3	Warrant #1	Warrant #2	Agent Warrants	Warrant #3
Fair value of underlying stock	$ 0.44	$ 0.42	$ 0.44	$ 0.35	$ 0.52	$ 0.52	$ 0.52	$ 0.32
Risk-free rate	3.17%	3.06%	3.13%	3.68%	3.34%	3.31%	3.16%	4.18%
Expected term (in years)	4.65	5.00	10.00	5.00	4.46	4.88	9.82	4.76
Stock price volatility	110.20%	109.49%	95.99%	124.36%	117.29%	113.59%	95.87%	126.67%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Black-Scholes inputs for warrants that remain liability classified as of May 31, 2023:

	Initial Fair Market Value at Issuance		Fair Market Value at May 31, 2023
	Placement Agent	Placement Agent	Placement Agent
	Warrants Closing #1	Warrants Closing #2	Warrants
Fair value of underlying stock	$ 0.29	$ 0.27	$ 0.26
Risk-free rate	3.44%	3.44%	3.64%
Expected term (in years)	10.00	10.00	10.00
Stock price volatility	98.22%	97.90%	97.90%
Expected dividend yield	0.00%	0.00%	0.00%

Equity Incentive Plan

As of May 31, 2023, the Company had one active equity incentive plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “2012 Plan” or “Incentive Plan”). The 2012 Plan contains an “evergreen provision” whereby the total number of shares available to be issued automatically increases annually on the first day of each fiscal year in an amount equal to 1.0% of the total outstanding shares on the last day of the prior fiscal year, unless the Board determines otherwise before the fiscal year end. As of May 31, 2023, the Board determined to waive the “evergreen provision”. As of May 31, 2023, the 2012 Plan covered a total of 56.3 million shares of common stock.

Stock options

Stock option activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2021	17,839	$1.58	7.93	$15,390
Granted	11,985	$1.38
Exercised	(510)	$0.79		301
Forfeited, expired, and cancelled	(11,857)	$1.51
Options outstanding at May 31, 2022	17,457	$1.53	7.79	$—
Granted	12,417	$0.41
Exercised	—	$—
Forfeited, expired, and cancelled	(10,051)	$1.16
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Options outstanding and exercisable at May 31, 2023	11,932	$1.21	7.02	$—

The fair value of the equity awards granted is estimated using the Black-Scholes option-pricing model based on the closing stock prices at the grant date and the assumptions specific to the underlying award. Expected volatility assumptions are based on the historical volatility of the Company’s common stock. The expected term assumption is based on the contractual and vesting term of the equity award. The risk-free interest rate is based on the U.S. Treasury yield curve with a maturity equal to the expected life assumed at the grant date. The following table summarizes the assumptions used in the determination of fair value:

	Fiscal years ended May 31,
	2023	2022
Expected Volatility	99.2 - 112.7%	94.3 - 122.0%
Weighted-Average Volatility	107.06%	104.89%
Expected Dividends	0%	0%
Expected Term (In years)	5.0 - 6.1	1.5 - 6.0
Risk-Free Rate	3.83%	1.67%

In the fiscal years ended May 31, 2023, and 2022, stock-based compensation expense related to equity instruments totaled $4.3 million and $6.2 million, respectively; stock-based compensation expense is presented in general and administrative expense in the Company’s consolidated statements of operations. The grant date fair value of options vested during the same periods was approximately $4.9 million and $3.9 million, respectively. As of May 31, 2023, there was approximately $3.0 million of unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted-average period of approximately 1.10 years.

During the fiscal year ended May 31, 2023, the Company granted stock options covering a total of approximately 1.8 million shares of common stock to non-executive employees, with exercise prices ranging between $0.35 and $0.67 per share. These stock option awards vest over four years, with a ten-year term and grant date fair values ranging between $0.29 and $0.54 per share. As of May 31, 2023 and May 31, 2022 there were approximately 12.0 million and 9.9 million vested stock options and approximately 7.8 million and 7.5 million unvested stock options outstanding, respectively.

RSUs and PSUs

The 2012 Plan provides for equity instruments, such as RSUs and PSUs, which grant the right to receive a specified number of shares over a specified period of time. RSUs and PSUs are service-based awards that vest according to the terms of the grant. PSUs have performance-based payout conditions.

The following table summarizes the Company’s RSU and PSU activity:

			Weighted average
	Number of	Weighted-average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2021	5,470	$2.96	1.01
RSUs and PSUs granted	—
RSUs and PSUs forfeited	(4,356)	2.94
RSUs and PSUs vested	(814)	3.01
Unvested RSUs and PSUs at May 31, 2022	300	3.12	0.58
RSUs and PSUs granted	1,293	0.58
RSUs and PSUs forfeited	(150)	3.12
RSUs and PSUs vested	(150)	3.12
Unvested RSUs and PSUs at May 31, 2023	1,293	$0.58	0.81

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

In July 2022, the Company awarded approximately 0.6 million RSUs and an equal number of PSUs to Cyrus Arman, then the Company’s President. The vesting of the PSUs was contingent on the achievement of specified performance-based conditions, with a potential payout percentage ranging from 0% to 100%.

During the fiscal year ended May 31, 2023, the Company issued approximately 0.2 million shares of common stock to executives in connection with the time-based vesting of RSUs granted in June 2022.

Based on the estimated level of achievement of the performance targets associated with the PSUs as of May 31, 2023, unrecognized compensation expense related to the unvested portion of the Company’s RSUs and PSUs totaled $0.4 million, which is expected to be recognized over a weighted-average period of 0.81 years. See Note 13, Subsequent Events.

Issuance of shares to former and current executives and consultants

During the fiscal year ended May 31, 2022, the employment of our CEO and General Counsel was terminated. Under the terms of their respective employment agreements, the Company was obligated to pay severance equal to 18 months of salary to our former CEO and 12 months of salary to our former General Counsel. As permitted by the employment agreements, in March 2022, the Board authorized the severance payments to our former CEO and the remaining severance payments to our former General Counsel to be made through the issuance of shares of common stock. The shares were issued outside of the 2012 Plan.

During the fiscal year ended May 31, 2023, the Company issued to our former General Counsel a total of 79,391 shares of common stock to satisfy in full its obligation under the terms of the employment agreement. During the same period, consistent with the terms of our former CEO’s employment agreement, the Company also issued 380,704 shares of common stock as severance. The numbers of shares issued were based on the closing price of the common stock on the applicable date. As of December 2022, the Company ceased payment of severance to the Company’s former CEO.

In order to preserve cash resources, in April 2022, the Board approved the issuance under the 2012 Plan, through November 2022, to then executive officers of shares of common stock with a value equal to 25 percent of salary in lieu of cash, net of payroll deductions and withholding taxes. During the fiscal years ended May 31, 2023 and 2022, a total of 522,382 and 317,441 shares of common stock were issued pursuant to this cash preservation program, respectively. The numbers of shares issued were based on the closing price of the common stock on each payroll date.

In March 2022, the Board approved the issuance under the 2012 Plan of shares of common stock to consultants as payment for services provided. During the fiscal years ended May 31, 2023 and 2022, a total of 1,617,760 and 128,001 shares of common stock, respectively, were issued pursuant to the respective award agreements with the consultants.

Issuance of warrants under Surety Bond Backstop Agreement

On February 14, 2022, the Company entered into a Surety Bond Backstop Agreement (as amended, the “Backstop Agreement”) with an accredited investor, Dr. David Welch, in his individual capacity and as trustee of a revocable trust, as well as certain other related parties (collectively, the “Indemnitors”). Pursuant to the original terms of the Backstop Agreement, the Indemnitors agreed to assist the Company in obtaining a surety bond (the “Surety Bond”) for posting in connection with the Company’s ongoing litigation with Amarex by, among other things, agreeing to indemnify the issuer of the Surety Bond (the “Surety”) with respect to the Company’s obligations under the Surety Bond through August 13, 2022. As consideration for the Indemnitors’ agreement to indemnify the Surety, the Company agreed (i) to issue to 4-Good Ventures LLC, an affiliate of the Indemnitors (“4-Good”), a warrant for the purchase of 15.0 million shares of common stock as a backstop fee (the “Initial Warrant”), (ii) to issue to 4-Good a warrant for the purchase of an additional 15.0 million shares, to be exercisable only if the Indemnitors were required to make any payment to the Surety (the “Make-Whole Warrant” and, together with the Initial Warrant, the “4-Good Warrants”), and (iii) if the Indemnitors were required to make a payment to the Surety, (A) within 90 days of such payment, to reimburse the Indemnitors for any amount paid to the Surety and (B) to pay to the Indemnitors an indemnification fee in an amount equal to 1.5 times the amount paid by the Indemnitors to the Surety. The payment obligations of the Company to the Indemnitors bore interest at 10% per annum and were secured by substantially all of the patents held by the Company. The Company recognized a finance charge of approximately $6.6 million related to the warrant issuance for the fiscal year ended May 31, 2022.

Pursuant to amendments to the Backstop Agreement executed in July and December of 2022, among other matters: (i) each of the 4-Good Warrants has a five-year term from the date of issuance and a reduced exercise price of $0.10 per share; (ii) the Make-Whole Warrant became fully exercisable in July 2022; (iii) the Indemnitors were issued, in December 2022, a fully exercisable warrant to purchase 7.5 million shares of common stock at an exercise price of $0.10 per share; (iv) the Indemnitors were issued a second warrant in December 2022 covering up to 7.5 million shares of common stock with an exercise price of $0.10 per share, with the ultimate number of shares to be covered by the second warrant to be calculated on or before February 14, 2023, based on a formula relating to how quickly the Company relieved the balance of cash collateral pledged by the Indemnitors; and (v) the obligation of the Indemnitors to indemnify the Surety was extended to January 31,

2023; provided that the Company would relieve the Indemnitors of a minimum of $1.5 million of cash collateral pledged by the Indemnitors in support of the Surety Bond by January 5, 2023, with the balance of the cash collateral to be relieved by January 31, 2023. The Indemnitor extended the amount and date to be relieved of the cash collateral to $5.1 million by February 28, 2023, and $1.4 million by March 10, 2023. As of February 28, 2023, the second warrant was determined to cover the full 7.5 million shares of common stock. See Liability Classified Warrants above for the accounting treatment of the July 2022 amendment to the Backstop Agreement and the final warrant for 7.5 million shares. The Company recorded a finance charge of approximately $4.9 million related to the warrant issuances for the fiscal year ended May 31, 2023. The Company recorded $6.5 million of restricted cash in connection with cash collateral for the Surety Bond as of May 31, 2023.

Except as described above, the terms of the additional warrants issued in December 2022 are similar to the warrants issued under the original Backstop Agreement, filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on February 17, 2022. The shares covered by the warrants are entitled to registration rights.

Following the issuance of the additional warrants, Dr. Welch was deemed to beneficially own in excess of five percent of the Company’s outstanding shares of common stock.

Private placement of common stock and warrants through placement agent

In April 2022, the Company initiated a private placement of common stock and warrants, completed in June 2022, to accredited investors through a placement agent. Between April and June 2022, the Company sold a total of approximately 85.4 million shares of common stock for a total of approximately $18.9 million of proceeds, net of issuance costs. Of these, approximately $7.7 million of proceeds, net of issuance costs, relating to approximately 34.6 million shares were remitted to the Company by May 31, 2022. Each unit sold included a fixed combination of one share of common stock and three-quarters of one warrant to purchase one share of common stock for a purchase price of $0.255 per unit. The Company issued approximately 64.0 million of immediately exercisable warrants to investors, with each such warrant having a five-year term and an exercise price of 120% of the final unit price, or $0.306 per share. The Company paid the placement agent a total cash fee of approximately $2.8 million, equal to 13% of the gross proceeds of the offering, as well as a one-time fee for expenses of $50,000, and issued a total of approximately 19.4 million warrants with an exercise price of $0.255 per share and a ten-year term, representing 13% of the total number of shares, including shares subject to warrants sold in the offering, to the placement agent and its designees. The issuance of the warrants to the placement agent was subject to the approval by the Company’s stockholders of an increase in authorized shares of common stock, which was approved on August 31, 2022.

In January 2023, the Company commenced a private placement of units consisting of common stock and warrants, completed March 3, 2023, to accredited investors through a placement agent. Each unit sold included a fixed combination of one share of common stock and one warrant to purchase one share of common stock. Each unit had a purchase price of $0.23, which was equal to 90% of the closing price of the common stock on January 12, 2023. During January, February, and March 2023, the Company sold a total of approximately 71.1 million units for a total of approximately $14.4 million of proceeds, net of issuance costs. The Company classified the securities issued in the private placement through placement agent as equity. As part of the offering, the Company issued approximately 71.1 million warrants to investors, with each such warrant having a five-year term and an exercise price of $0.50 per share. The warrants were immediately exercisable. In connection with the above, the Company paid the placement agent a total cash fee of approximately $2.0 million, equal to 12% of the gross proceeds of the offering, as well as a one-time fee for expenses of $25.0 thousand, and issued a total of approximately 10.7 million warrants with an exercise price of $0.23 per share and a ten-year term, representing 15% of the total number of common stock sold in the offering, to the placement agent and its designees.

In April 2023, The Company sold a total of approximately 0.5 million units for a total of approximately $0.1 million proceeds, net of offering costs, as part of a follow-on offering with the same terms as the units sold in January through March. As part of the offering, the Company issued approximately 0.5 million warrants to investors, with each such warrant having a five-year term and an exercise price of $0.50 per share. The warrants were immediately exercisable. In connection with the above, the Company paid the placement agent a total cash fee of approximately $13.8 thousand, equal to 12% of the gross proceeds of the offering, and issued a total of approximately 75.0 thousand warrants with an exercise price of $0.23 per share and a ten-year term, representing 15% of the total number of common stock sold in the offering, to the placement agent and its designees.

Based on contractual payment terms, certain of the private placement transactions above are considered convertible debt instruments prior to final settlement, and the issuance costs associated with such issuances are capitalized and subsequently amortized through the statement of operations as interest expense. During the fiscal year ended May 31, 2023, the Company recognized $9.7 million in interest expense associated with issuance costs for these private placements.

Private placement of shares of common stock and warrants

On February 13, 2023, Cyrus Arman, who was then President of the Company, entered into a private transaction with the Company in which he purchased 0.4 million units consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $0.50. The terms and conditions of the investment totaling $0.1 million made by Mr. Arman were identical to those offered to other investors in the concurrent offering being conducted through a placement agent as described above. The Company classified the securities issued in the private placement as equity. See Note 11, Related Party Transactions, for additional information.

Down round provision issuance and modification to previous private offerings and private warrant exchanges

During the fiscal year ended May 31, 2023, common stock and warrants previously issued between February and April 2022 to accredited investors directly by the Company in a private placement became subject to a down round provision under the original purchase agreements requiring the Company to reduce the purchase price of common stock from the original price of $0.40 to $0.255 per share, to increase the percentage of the warrant coverage from 50% to 75% based on the revised amount of total shares issued, and to reduce the exercise price of the warrants from the original price of $0.40 to $0.306, the terms in the financing conducted by the Company during 2022 through the placement agent as described above. As a result, an approximate additional 4.6 million shares of common stock and 5.5 million warrants were issued. The incremental fair value of the warrants was measured using the Black-Scholes pricing model, resulting in an approximately $4.2 million charge to additional paid-in capital which was accounted for as a deemed dividend, and was included in the loss per share calculation for the year ended May 31, 2023 (refer to Note 8, Loss per Common Share).

During the fiscal year ended May 31, 2023, common stock previously issued in November 2022 to accredited investors directly by the Company in a private warrant exchange became subject to a down round provision under the original induced exercise agreements as a result of the transaction described below under Private Warrant Exchanges through Placement Agent, The required adjustments resulted in the issuance of approximately 0.5 million additional shares of common stock. The incremental fair value of the shares was measured using the share price on the date the down round provision was triggered, resulting in an approximately $0.1 million charge to additional paid-in capital which was accounted for as a deemed dividend, and was included in the loss per share calculation for the year ended May 31, 2023 (refer to Note 8, Loss per Common Share).

Warrants

Warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2021	42,934	$0.68	2.89	$52,671
Granted	38,220	$0.52
Exercised	(5,167)	$0.70		5,514
Forfeited, expired, and cancelled	(2,740)	$0.73
Warrants outstanding at May 31, 2022	73,248	$0.59	3.18	$352
Granted	201,771	$0.33
Exercised	(6,207)	$0.63		758
Forfeited, expired, and cancelled	(8,902)	$0.75
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Warrants outstanding and exercisable at May 31, 2023	259,910	$0.37	4.57	$7,276

Private warrant exchanges

During the fiscal year ended May 31, 2023, the Company entered into various separate privately negotiated warrant exchange agreements directly with certain accredited investors, pursuant to which the investors exercised warrants with an original exercise price of $1.00 per share in exchange for the issuance of approximately 9.7 million shares of common stock upon exercise of the warrants, including approximately 8.4 million shares issued as an inducement for the exercises. Gross and net aggregate proceeds from the private warrant exchanges were approximately $2.1 million. In connection with these transactions, the Company recognized approximately $2.1 million as issuance costs and $0.5 million as a deemed dividend, which was included in the loss per share calculation for the year ended May 31, 2023 (refer to Note 8, Loss per Common Share).

Private warrant exchanges through placement agent

During the fiscal year ended May 31, 2023, the Company entered into various separate privately negotiated warrant exchange agreements with certain accredited investors through a placement agent, pursuant to which the investors exercised warrants with an original exercise price of $0.50 – $0.75 per share in exchange for the issuance of approximately 3.4 million shares of common stock upon exercise of the warrants, including approximately 0.6 million shares issued as an inducement for the exercises. Gross and net aggregate proceeds from the private warrant exchanges were approximately $0.7 million. In connection with these transactions, the Company recognized approximately $0.1 million as issuance costs.

Warrant expiration extension

During the fiscal year ended May 31, 2023, the Company extended the expiration dates of approximately 3.8 million warrants to January 31, 2023. The previous expiration dates for the warrants ranged from September 2022 to December 2022. The modification to these equity instruments resulted in an approximate $0.6 million deemed dividend recorded in equity and was included in the loss per share calculation for the year ended May 31, 2023 (refer to Note 8, Loss per Common Share).

Warrant exercises

During the fiscal year ended May 31, 2023, the Company issued approximately 1.8 million shares of common stock in connection with the exercise of an equal number of warrants. The stated exercise prices ranged from $0.10 to $0.75 per share, which resulted in aggregate gross proceeds of approximately $0.4 million. Additionally, during the fiscal year ended May 31, 2023, the Company issued approximately 0.1 million shares of common stock in connection with the cashless exercise of approximately 0.3 million warrants with stated exercise prices ranging from $0.26 to $0.50 per share.